Related Party Transactions (Details) ¥ in Millions	Jan. 09, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Related Party Transactions [Line Items]
Bank loans guaranteed | $		$ 13,018,850	$ 5,387,616
Nanjing Aoni [Member]
Related Party Transactions [Line Items]
Amount paid	¥ 10.0
Ownership rate	71.43%
Ostin Technology Group Co., Ltd. [Member]
Related Party Transactions [Line Items]
Amount paid	¥ 8.3
Ownership rate	68.27%